Investment Strategy - (ALLSPRING EXCHANGE-TRADED FUNDS TRUST)	Jul. 31, 2025
(Allspring LT Large Core ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of large capitalization U.S. companies.
The Fund invests principally in equity securities of large capitalization  U.S. companies. We define large-capitalization companies as those with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was $6.79 billion to $4.93 trillion as of October 31, 2025 and is expected to change frequently. We may also use futures contracts in order to equitize cash. The Fund is considered to be non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund’s portfolio managers attempt to incorporate a consistent, disciplined, and repeatable process that combines fundamental analysis with a proprietary valuation framework that seeks to exploit the price inefficiencies of high-quality companies relative to their future growth prospects. As part of its fundamental analysis, the portfolio management team looks for companies that they believe have a definable business franchise with a distinct competitive advantage, solid long term growth prospects, a strong financial condition and a high-quality management team with interests aligned with shareholders. In addition, the team looks to be aware of how sustainability considerations influence investment outcomes and believes effective risk management requires consideration of material environmental, social and governance (“ESG”) risks.  In-house methodologies and scores are used to better understand and assess material ESG risks.  The Fund may sell a security when it has met or exceeded the portfolio managers’ valuation expectations, when there has been a deterioration of the issuer’s fundamentals or to take advantage of a better investment opportunity.

(Allspring LT Large Growth ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of large capitalization U.S. companies.
The Fund invests principally in equity securities of large capitalization  U.S. companies. We define large-capitalization companies as those with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was $6.79 billion to $4.93 trillion as of October 31, 2025 and is expected to change frequently. We may also use futures contracts in order to equitize cash. The Fund is considered to be non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund’s portfolio managers attempt to incorporate a consistent, disciplined, and repeatable process that combines fundamental analysis with a proprietary valuation framework that seeks to exploit the price inefficiencies of high-quality growth companies relative to their future growth prospects. As part of its fundamental analysis, the portfolio management team looks for growth companies that they believe have a definable business franchise with a distinct competitive advantage, solid long term growth prospects, a strong financial condition and a high-quality management team with interests aligned with shareholders. The portfolio management team seeks to manage portfolio risk by investing in companies across a proprietary set of growth classifications  (core growth, consistent growth, cyclical growth, and emerging growth). In addition, the team looks to be aware of how sustainability considerations influence investment outcomes and believes effective risk management requires consideration of material environmental, social and governance (“ESG”) risks. In-house methodologies and scores are used to better understand and assess material ESG risks.  The Fund may sell a security when it has met or exceeded the portfolio managers’ valuation expectations, when there has been a deterioration of the issuer’s fundamentals or to take advantage of a better investment opportunity.

(Allspring Special Large Value ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and
•	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments
We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $1.05 billion to $4.93 trillion , as of  October 31, 2025 and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.